Schedule of Investments (unaudited)	iShares® Emerging Markets Dividend ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 6.5%
AES Brasil Energia SA	3,398,432	$7,558,329
BB Seguridade Participacoes SA	1,744,288	7,601,142
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,560,999	8,430,399
Telefonica Brasil SA	1,405,400	13,148,580
Transmissora Alianca de Energia Eletrica SA	2,383,899	17,135,915
		53,874,365
China — 20.4%
Yankuang Energy Group Co. Ltd., Class H	8,156,000	17,279,696
Agile Group Holdings Ltd.(a)	5,800,000	3,074,549
Agricultural Bank of China Ltd., Class H	16,676,000	6,344,795
Bank of China Ltd., Class H	20,130,000	7,846,524
BBMG Corp., Class H	38,662,000	6,065,234
China Aoyuan Group Ltd.(a)	8,625,000	1,729,797
China Construction Bank Corp., Class H	6,592,000	5,058,360
China Merchants Port Holdings Co. Ltd.	4,048,000	7,481,385
China Minsheng Banking Corp. Ltd., Class H(a)	14,075,000	5,609,748
China Petroleum & Chemical Corp., Class H	9,362,000	4,901,848
China Power International Development Ltd.	38,338,999	18,974,472
China Sanjiang Fine Chemicals Co. Ltd.	17,835,000	5,345,086
China Shenhua Energy Co. Ltd., Class H	4,926,500	12,117,453
Chongqing Rural Commercial Bank Co. Ltd., Class H	15,956,000	5,848,273
Guangzhou R&F Properties Co. Ltd., Class H(a)	9,503,600	4,230,110
Industrial & Commercial Bank of China Ltd., Class H	7,758,000	4,700,147
Lonking Holdings Ltd.	24,155,000	7,046,167
PICC Property & Casualty Co. Ltd., Class H	10,114,000	9,423,744
Poly Property Group Co. Ltd.	28,346,000	7,453,332
Shenzhen Investment Ltd.	17,992,000	4,226,009
Sinopec Engineering Group Co. Ltd., Class H	17,141,000	8,361,714
Sinopec Shanghai Petrochemical Co. Ltd., Class H	27,958,000	6,169,653
Times China Holdings Ltd.(a)	5,162,000	2,000,718
Yuzhou Group Holdings Co. Ltd.	28,036,052	2,264,484
Zhejiang Expressway Co. Ltd., Class H	6,452,000	5,527,650
		169,080,948
Czech Republic — 1.7%
CEZ AS(a)	367,409	13,632,123

Hong Kong — 0.4%
Atlas Corp.	250,834	3,627,060

India — 3.8%
Coal India Ltd.	5,473,267	11,778,555
Oil India Ltd.	3,072,728	9,949,836
REC Ltd.	5,401,159	10,080,213
		31,808,604
Indonesia — 6.2%
Adaro Energy Tbk PT	157,729,500	24,697,568
Bukit Asam Tbk PT	92,050,100	18,330,505
Hanjaya Mandala Sampoerna Tbk PT	127,397,400	8,416,062
		51,444,135
Malaysia — 2.1%
British American Tobacco Malaysia Bhd	2,943,000	8,620,518
Malayan Banking Bhd	4,315,500	8,532,431
		17,152,949
Philippines — 1.3%
PLDT Inc.	301,770	10,857,208

Security	Shares	Value

Qatar — 0.7%
Barwa Real Estate Co.	6,428,952	$5,906,481

Russia — 17.3%
Federal Grid Co. Unified Energy System PJSC	4,142,424,828	7,669,358
Globaltrans Investment PLC	3,046,764	21,450,532
LUKOIL PJSC	117,509	10,432,562
Magnit PJSC	163,377	10,657,657
Magnitogorsk Iron & Steel Works PJSC	13,849,911	10,966,155
MMC Norilsk Nickel PJSC	22,308	6,256,701
Mobile TeleSystems PJSC	1,284,075	9,810,333
Moscow Exchange MICEX-RTS PJSC	2,788,700	5,255,226
Novolipetsk Steel PJSC, GDR	319,422	8,875,828
PhosAgro PJSC, GDR	509,616	10,223,071
Rostelecom PJSC	4,404,227	4,243,489
Sberbank of Russia PJSC	2,500,255	8,616,431
Severstal PAO	654,739	12,758,646
Tatneft PJSC	1,096,895	7,061,584
Unipro PJSC	281,530,000	8,796,888
		143,074,461
South Africa — 4.8%
Coronation Fund Managers Ltd.	3,072,911	10,216,380
Exxaro Resources Ltd.	830,163	8,969,217
Kumba Iron Ore Ltd.	326,436	11,646,346
Truworths International Ltd.	2,380,134	8,832,976
		39,664,919
Taiwan — 13.2%
Asustek Computer Inc.	576,000	7,530,329
Chong Hong Construction Co. Ltd.	3,593,000	9,603,927
Far EasTone Telecommunications Co. Ltd.	2,228,000	5,222,111
Formosa Taffeta Co. Ltd.	10,475,000	10,835,619
Huaku Development Co. Ltd.	3,717,000	12,192,713
Inventec Corp.	7,978,475	7,318,310
Merry Electronics Co. Ltd.	1,110,146	3,591,960
Radiant Opto-Electronics Corp.	2,189,000	8,103,906
Simplo Technology Co. Ltd.	436,600	4,992,990
Supreme Electronics Co. Ltd.	7,938,513	14,043,906
Systex Corp.	2,658,000	8,135,062
Taiwan Cement Corp.	5,135,884	8,734,737
WPG Holdings Ltd.	4,545,280	8,960,781
		109,266,351
Thailand — 8.7%
Jasmine International PCL, NVDR(a)	120,204,000	12,170,699
Kiatnakin Phatra Bank PCL, NVDR	2,524,700	5,297,849
Land & Houses PCL, NVDR	32,144,400	9,495,545
Quality Houses PCL, NVDR(a)	88,420,200	6,283,539
Thanachart Capital PCL, NVDR	11,022,000	13,481,451
Tisco Financial Group PCL, NVDR(a)	2,892,000	8,618,560
Total Access Communication PCL, NVDR(a)	11,827,800	16,446,660
		71,794,303
Turkey — 1.4%
Tofas Turk Otomobil Fabrikasi AS(a)	1,921,165	11,487,832

United Arab Emirates — 4.3%
Abu Dhabi Commercial Bank PJSC	3,483,510	8,528,331
Aldar Properties PJSC	5,474,068	6,177,929
Dubai Investments PJSC	22,972,490	14,334,707
Dubai Islamic Bank PJSC	4,558,611	6,858,061
		35,899,028

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 0.9%
Evraz PLC	1,070,526	$7,272,742

Total Common Stocks — 93.7% (Cost: $727,396,398)		775,843,509

Preferred Stocks

Brazil — 4.6%
Cia. de Transmissao de Energia Eletrica Paulista, Preference Shares, NVS	3,492,015	15,888,040
Cia. Energetica de Minas Gerais, Preference Shares, NVS	3,757,506	9,290,984
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	2,820,438	12,370,389
		37,549,413
Russia — 1.3%
Transneft PJSC, Preference Shares, NVS	5,754	11,026,028

Total Preferred Stocks — 5.9% (Cost: $49,210,827)		48,575,441

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(b)(c)(d)	7,800,775	7,803,115

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	1,110,000	$1,110,000
		8,913,115

Total Short-Term Investments — 1.1% (Cost: $8,909,711)		8,913,115

Total Investments in Securities — 100.7% (Cost: $785,516,936)		833,332,065

Other Assets, Less Liabilities — (0.7)%		(5,649,282)

Net Assets — 100.0%		$827,682,783

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,627,376	$—		$(1,820,410	)(a)	$(3,967)	$116	$7,803,115	7,800,775	$561,394	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,090,000	20,000	(a)	—		—	—	1,110,000	1,110,000	84		—
						$(3,967)	$116	$8,913,115		$561,478		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts MSCI Emerging Markets Index	49	03/18/22	$3,001	$(16,347)

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$131,823,539	$644,019,970	$—	$775,843,509
Preferred Stocks	37,549,413	11,026,028	—	48,575,441
Money Market Funds	8,913,115	—	—	8,913,115
	$178,286,067	$655,045,998	$—	$833,332,065
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(16,347)	$—	$—	$(16,347)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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